Note 1 - Basis of Presentation and General Information - Customer Concentration Risk (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Major Customer A [Member]
Concentration risk percentage	6.00%	15.00%
Major Customer B [Member]
Concentration risk percentage	16.00%	16.00%
Major Customer C [Member]
Concentration risk percentage	37.00%	24.00%
Major Customer D [Member]
Concentration risk percentage	10.00%	10.00%
Major Customer E [Member]
Concentration risk percentage	12.00%	8.00%
Major Customers A, B, C, D and E [Member]
Concentration risk percentage	81.00%	73.00%